Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Jun. 20, 2011
MassMutual RetireSMART Growth Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.95%	[2]
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	314
One Year	rr_AverageAnnualReturnYear01	15.65%
Five Years	rr_AverageAnnualReturnYear05	1.76%
Ten Years	rr_AverageAnnualReturnYear10	1.23%
MassMutual RetireSMART Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.99%	[2]
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	326
One Year	rr_AverageAnnualReturnYear01	15.65%
Five Years	rr_AverageAnnualReturnYear05	1.76%
Ten Years	rr_AverageAnnualReturnYear10	1.23%
MassMutual RetireSMART Growth Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.07%	[2]
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	351
One Year	rr_AverageAnnualReturnYear01	15.65%
Five Years	rr_AverageAnnualReturnYear05	1.76%
Ten Years	rr_AverageAnnualReturnYear10	1.23%
MassMutual RetireSMART Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.32%	[2]
1 Year	rr_ExpenseExampleYear01	702
3 Years	rr_ExpenseExampleYear03	979
Annual Return 2001	rr_AnnualReturn2001	(16.96%)
Annual Return 2002	rr_AnnualReturn2002	(24.40%)
Annual Return 2003	rr_AnnualReturn2003	34.98%
Annual Return 2004	rr_AnnualReturn2004	13.44%
Annual Return 2005	rr_AnnualReturn2005	7.79%
Annual Return 2006	rr_AnnualReturn2006	11.54%
Annual Return 2007	rr_AnnualReturn2007	5.78%
Annual Return 2008	rr_AnnualReturn2008	(40.37%)
Annual Return 2009	rr_AnnualReturn2009	34.08%
Annual Return 2010	rr_AnnualReturn2010	15.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.10%)
One Year	rr_AverageAnnualReturnYear01	9.00%
Five Years	rr_AverageAnnualReturnYear05	0.56%
Ten Years	rr_AverageAnnualReturnYear10	0.64%
MassMutual RetireSMART Growth Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
MassMutual RetireSMART Growth Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
MassMutual RetireSMART Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual RetireSMARTSM Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 41 of the Fund's Prospectus or from your financial professional.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the first fiscal year of the Fund
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds" and seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates ("Underlying Funds") using an asset allocation strategy. Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), and Oppenheimer Funds (advised by OppenheimerFunds, Inc., a majority owned, indirect subsidiary of MassMutual). The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets directly or indirectly in one or more commodities or commodities-related investments or may themselves invest using an asset allocation strategy among equity, fixed income, money market, commodity, and other investments. The Fund has an asset allocation strategy that emphasizes the potential for growth (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 97% of its assets invested in equity and similar funds and approximately 3% invested in fixed income funds, including money market funds. The Fund is designed for use as part of an overall investment strategy by an investor who is saving for, or is already in, retirement.

The table below shows the Fund's anticipated approximate allocation, as of June 20, 2011, among various asset classes and Underlying Funds. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	92.3%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	4.3%
Select Fundamental Value (Wellington Management)	6.5%
Select Large Cap Value (Davis)	1.6%
Premier Value (OFI Institutional)	0.6%
Premier Disciplined Value (Babson Capital)	7.0%
Select Core Opportunities (Victory/The Boston Company)	1.1%
Select Blue Chip Growth (T. Rowe Price)	4.1%
Select Large Cap Growth (Rainier)	2.8%
Select Growth Opportunities (Sands Capital/DMC)	3.7%
Premier Disciplined Growth (Babson Capital)	9.1%
Select Focused Value (Harris)	1.5%
Select Mid-Cap Value (NFJ/Systematic)	4.7%
Premier Main Street Small/Mid Cap (OFI Institutional)	2.0%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.2%
Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners)	1.7%
Select Mid Cap Growth Equity (Wellington Management/Turner)	2.0%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	2.9%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed)	2.1%
Select Small Company Growth (The Boston Company/Eagle)	1.7%
Oppenheimer Real Estate (OFI)	4.1%
—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	5.0%
Select Overseas (J.P. Morgan/MFS/Harris)	10.5%
Premier International Equity (OFI Institutional)	3.6%
Premier Focused International (Baring)	1.4%
Premier Strategic Emerging Markets (Baring)	6.1%

Fixed Income & Short Term/Money Market Funds	3.2%
Premier Short-Duration Bond (Babson Capital)	0.4%
Premier Inflation-Protected and Income (Babson Capital)	0.3%
Premier Core Bond (Babson Capital)	1.2%
Premier Diversified Bond (Babson Capital)	0.1%
Select PIMCO Total Return (PIMCO)	0.4%
Select Strategic Bond (Western Asset)	0.5%
Premier High Yield (Babson Capital)	0.1%
Premier International Bond (Baring)	0.2%

Other Funds	4.5%
Oppenheimer Commodity Strategy Total Return (OFI)	4.4%
Select BlackRock Global Allocation (BlackRock)	0.1%

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including "junk" or "high yield" bonds), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, or to adjust various portfolio characteristics, including the duration of the Fund's portfolio. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. The Fund will bear a pro rata share of the Underlying Funds' expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following are the Principal Risks of the Fund.You have the potential to make money in the Fund, but you can also lose money. Except as otherwise stated, references in this section to "the Fund" or "a Fund" may relate to the Fund, one or more Underlying Funds, or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund's receipt of payments on the loan will be dependent on the third party's willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Commodities-Related Investments Risk The Fund's investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions may create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund's shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as "junk" or "high yield" bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer's ability to honor its obligations.

Management Risk The Fund relies on the manager's ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund's portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to interest rate risk, extension risk, and prepayment risk, among other risks. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The returns in the bar chart do not reflect the deduction of any applicable Class A sales charge. If these charges were reflected, returns would be lower than those shown. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund's allocation to fixed income investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), and Barclays Capital U.S. Aggregate Bond Indexes. Performance for shares of the Fund for periods prior to the Fund's inception date (06/20/11) is based on the performance of a predecessor MassMutual separate investment account with substantially the same investment objective, policies, and investment strategies as those of the Fund (the "Predecessor Account"); in the case of Class A shares of the Fund, the average annual returns have been adjusted to reflect the deduction of any applicable Class A sales charge. As a mutual fund registered under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund is subject to certain requirements and restrictions under the 1940 Act and the Internal Revenue Code of 1986, as amended (the "Code"), to which the Predecessor Account was not subject. If the Predecessor Account had been subject to those requirements and restrictions, it might have achieved less favorable investment performance. Because of the difference in tax treatments of the Predecessor Account and the Fund, after-tax performance information is not presented. Past performance is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart shows changes in the Fund's performance from year to year for Class A shares.  The table shows how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund's allocation to fixed income investments, an index of funds with similar investment objectives, and a hypothetical custom index which comprises the MSCI® EAFE®, Dow Jones Wilshire 5000 (full cap), and Barclays Capital U.S. Aggregate Bond Indexes.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the deduction of any applicable Class A sales charge. If these charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	2Q '03,	20.17%	Lowest Quarter:	4Q '08,	-	24.10%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	in the case of Class A shares of the Fund, the average annual returns have been adjusted to reflect the deduction of any applicable Class A sales charge.
MassMutual RetireSMART Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.06%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Ten Years	rr_AverageAnnualReturnYear10	1.41%
MassMutual RetireSMART Growth Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.54%
Five Years	rr_AverageAnnualReturnYear05	5.80%
Ten Years	rr_AverageAnnualReturnYear10	5.84%
MassMutual RetireSMART Growth Fund | Lipper Balanced Fund Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.90%
Five Years	rr_AverageAnnualReturnYear05	3.91%
Ten Years	rr_AverageAnnualReturnYear10	3.71%
MassMutual RetireSMART Growth Fund | Custom RetireSMART Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.78%
Five Years	rr_AverageAnnualReturnYear05	3.37%
Ten Years	rr_AverageAnnualReturnYear10	3.00%

[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the first fiscal year of the Fund.
[2]	The expenses in the above table reflect a written agreement by MassMutual to bear the expenses (other than the management, Rule 12b-1 and administrative fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) of Class S, Class Y, Class L and Class A of the Fund in excess of .03% of the average daily net asset values of each such class through March 31, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.